Provision for Income Taxes - Principal Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Intangible assets	$ (120)	$ (160)
Property, plant and equipment	(35)	(36)
Inventories	0	0
Receivables		(1)
Other assets	(1)
Liabilities, Pensions		(5)
Liabilities, Restructuring	0	0
Liabilities, Other	0	0
Long-term debt		(23)
Undistributed earnings of foreign subsidiaries	(31)	(31)
Tax loss carryforwards (including tax credit carryforwards)	0	0
Total gross deferred tax liabilities	(187)	(256)
Intangible assets	2	5
Property, plant and equipment	19	27
Inventories	2	2
Receivables	0	0
Other assets	1	1
Pensions	51	36
Restructuring	6	27
Other	25	24
Long-term debt	0	0
Undistributed earnings of foreign subsidiaries	0	0
Tax loss carryforwards (including tax credit carryforwards)	659	686
Total gross deferred tax assets	765	808
Net deferred tax position	578	552
Valuation allowances	(627)	(607)
Net deferred tax assets (liabilities)	$ (49)	$ (55)